Cash and cash equivalents	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents
Cash and cash equivalents

6.Cash and cash equivalents

(a)	This caption is made up as follows:

	2025	2024
	US$(000)	US$(000)

Cash on hand	117	76
Balances with banks (b)	43,655	48,799
Short-term deposits (c)	486,067	429,560
	529,839	478,435

See related accounting policies in Note 2.4(c).

(b)	Corresponds to current bank accounts that are readily available and earn interest at market rates.
(c)

As of December 31, 2025 and 2024, time deposits were kept in prime financial institutions, which generated interest at annual market rates and have current maturities, lower than 3 months, according to the immediate cash needs of the Group.

Sociedad Minera Cerro Verde S.A.A.
Cash and cash equivalents
Cash and cash equivalents

3.      Cash and cash equivalents

This item is made up as follows:

	December 31,	December 31,
	2025	2024
	US$(000)	US$(000)

Cash in banks (a)	214,198	218,776
Cash equivalents (b)	873,875	470,901

	1,088,073	689,677
(a)	As of December 31, 2025 and 2024, correspond to fund balances held in local and foreign bank accounts, which are unrestricted funds and generate interest.
(b)

Cash equivalents as of December 31, 2025 and 2024, includes a portfolio of investments in highly marketable liquid investments (mainly investments classified as “AAA” by Standard & Poor’s and Moody’s) which yield variable returns, and are classified as cash equivalents because they are readily convertible to known amounts of cash and management plans to use them for its short-term cash needs. Because of the short maturity of these investments (i.e., less than 90 days), the carrying amount of these investments corresponds to their fair value at the date of the financial statements. Changes in the fair value of these investments are presented in the “Financial income” caption (see Note 18).